CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 12,388	$ 707
Other income and gains	(3,099)	(785)
Share of undistributed equity accounted (earnings) loss	(693)	1,347
Fair value changes	(5,151)	1,423
Depreciation and amortization	6,437	5,791
Deferred income taxes	1,210	81
Investments in residential inventory	(34)	51
Net change in non-cash working capital balances	(3,184)	(274)
Cash flows from (used in) operating activities	7,874	8,341
Financing activities
Corporate borrowings arranged	1,350	2,216
Corporate borrowings repaid	(526)	(251)
Commercial paper and borrowings, net	912	0
Non-recourse borrowings arranged	80,376	37,594
Non-recourse borrowings repaid	(61,923)	(33,496)
Non-recourse credit facilities, net	6,222	(1,705)
Subsidiary equity obligations issued	450	231
Subsidiary equity obligations redeemed	(1,314)	(246)
Deposits From Related Party	(806)	0
Deposit From Related Parties Repaid	(1,155)	0
Capital provided from non-controlling interests	14,190	16,312
Capital repaid to non-controlling interests	(11,722)	(3,593)
Repayment of lease liabilities	(1,411)	(602)
Distributions to non-controlling interests	(8,163)	(6,493)
Distributions to shareholders	(1,486)	(867)
Cash flows from (used in) financing activities	16,261	8,698
Acquisitions
Investment properties	(11,286)	(5,111)
Property, plant and equipment	(6,881)	(4,012)
Equity accounted investments	(3,708)	(3,733)
Financial assets and other	(35,058)	(25,536)
Acquisition of subsidiaries	(14,559)	(3,453)
Dispositions
Investment properties	6,219	2,266
Property, plant and equipment	723	125
Equity accounted investments	1,711	215
Financial assets and other	35,622	22,557
Disposition of subsidiaries	5,952	3,415
Restricted cash and deposits	220	(606)
Cash flows from (used in) investing activities	(21,045)	(13,873)
Cash and cash equivalents
Change in cash and cash equivalents	3,090	3,166
Net change in cash classified within assets held for sale	(207)	23
Foreign exchange revaluation	(122)	(34)
Balance, beginning of year	9,933	6,778
Balance, end of year	12,694	9,933
Supplemental Cash Flow Information [Abstract]
Incomes Taxes Paid Classified As Supplemental Cash Flow Disclosure	1,116	1,101
Interest Paid Classified As Supplemental Cash Flow Disclosure	7,001	6,583
Common shares
Financing activities
Common shares issued	23	17
Common shares repurchased	$ (368)	$ (419)